Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Summary of Analysis of the Balances with Related Parties
a) The following is an analysis of the balances with related parties as of December 31, 2023 and 2024. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties.

	2023		2024
Accounts receivable:
Sears Roebuck de México, S.A. de C.V. and Subsidiaries	Ps.	189,724	Ps.	374,745
Sitios Latinoamérica, S.A.B. de C.V.		216,378		191,515
Sanborns Hermanos, S.A.		164,650		253,211
Patrimonial Inbursa, S.A.		206,127		184,549
Grupo Condumex, S.A. de C.V. and Subsidiaries		17,484		40,773
Telesites, S.A.B. de C.V. and Subsidiaries		63,128		117,204
Claroshop.com, S.A.P.I de C.V.		46,459		57,092
Carso Infraestructura y Construcción, S.A. de C.V.		2,402		9,763
Other		165,168		166,631
Total	Ps.	1,071,520	Ps.	1,395,483

Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.	3,256,535	Ps.	1,361,945
Grupo Condumex, S.A. de C.V. and Subsidiaries		548,076		148,996
Sitios Latinoamérica, S.A.B. de C.V.		1,031,925		601,438
Fianzas Guardiana Inbursa, S.A. de C.V.		439,437		444,085
Claroshop.com, S.A.P.I de C.V.		122,940		82,617
Grupo Financiero Inbursa, S.A.B. de C.V.		180,718		151,564
Seguros Inbursa, S.A. de C.V.		101,026		114,998
Industrial Afiliada, S.A. de C.V.		469,591		310,140
Banco Inbursa, S.A.		22,438		23,300
Promotora Inbursa, S.A. de C.V.		35,292		51,758
Cicsa Perú, S.A.C.		166,484		123,364
Other		392,364		287,755
Total	Ps.	6,766,826	Ps.	3,701,960

Summary of Transactions with Related Parties
b) For the years ended December 31, 2022, 2023 and 2024, the Company conducted the following transactions with related parties:

	2022		2023		2024
Capital expenditures and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	13,107,483	Ps.	10,499,209	Ps.	13,621,729
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		3,490,596		4,911,513		5,012,046
Associated costs for towers sale (iii)		360,073		1,751,405		-
Rent of towers		475,749		937,763		864,912
Other services		1,055,099		1,903,476		1,586,583

	Ps.	18,489,000	Ps.	20,003,366	Ps.	21,085,270

Revenues:
Service revenues(iv)	Ps.	756,347	Ps.	1,153,877	Ps.	1,270,286
Sales of towers(v)		3,323,594		8,546,615		523,547
Sales of equipment		1,153,439		2,225,521		1,514,397

	Ps.	5,233,380	Ps.	11,926,013	Ps.	3,308,230

i)
In 2024, this amount includes Ps. 11,057,693 (Ps. 7,720,624 in 2023 and Ps. 11,018,630 in 2022) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)
In 2024, this amount includes Ps. 4,170,478 (Ps. 3,460,518 in 2023 and Ps. 3,281,176 in 2022) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers; Ps. 117,939 in 2024 (Ps. 69,248 in 2023 and Ps. 117,321 in 2022) for network maintenance services performed by Grupo Carso subsidiaries; Ps. 0 in 2024 (Ps. 0 in 2023 and Ps. 16,556 in 2022) for software services provided by an associate.

iii)
In 2023, this amount includes Ps. 855,427 (Ps. 0 in 2022) of the cost related to the sales of towers by Compañía Dominicana de Teléfonos, S.A.; Ps. 880,542 (Ps. 340,712 in 2022) of the cost related to the sales of towers by América Móvil Perú, S.A.C.; and Ps. 15,435 (Ps. 19,361 in 2022) of the cost related to the sales of towers by Telmex.

iv)	In 2024, this amount includes Ps. 1,171,375 (Ps. 995,831 in 2023 and Ps. 756,347 in 2022) of the total revenue, provided by Telmex.

v)
In 2024, this amount includes Ps.523,547 (Ps. 1,010,500 in 2023 and Ps. 2,585,160 in 2022) for sales of towers by Telmex, Ps. 0 in 2024 (Ps. 2,695,790 in 2023 and Ps. 0 in 2022) for sales of towers by Compañía Dominicana de Teléfonos, S.A.; and Ps. 0 (Ps. 4,840,325 in 2023 and Ps. 738,434 in 2022) for sales of towers by América Móvil Perú, S.A.C.